Common shares - Summary of Future Stock Compensation Expense (Details) - Restricted Stock $ in Thousands	Jun. 30, 2021 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
For the period July 1, 2021 through December 31, 2021	$ 10,440
For the year ending December 31, 2022	14,440
For the year ending December 31, 2023	7,058
For the year ending December 31, 2024	2,482
For the year ending December 31, 2025	540
For the year ending December 31, 2026	58
Total expected stock compensation expense	35,018
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
For the period July 1, 2021 through December 31, 2021	9,844
For the year ending December 31, 2022	13,952
For the year ending December 31, 2023	6,951
For the year ending December 31, 2024	2,482
For the year ending December 31, 2025	540
For the year ending December 31, 2026	58
Total expected stock compensation expense	33,827
Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
For the period July 1, 2021 through December 31, 2021	596
For the year ending December 31, 2022	488
For the year ending December 31, 2023	107
For the year ending December 31, 2024	0
For the year ending December 31, 2025	0
For the year ending December 31, 2026	0
Total expected stock compensation expense	$ 1,191